File Nos. 811-07097
                                                                        33-50379

                            SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

      Pre-Effective Amendment No.                                       [__]


      Post-Effective Amendment No. 8                                    [X]


                                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


      Amendment No. 8                                                   [X]


                             (Check appropriate box or boxes.)

                      DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
                    (Exact Name of Registrant as Specified in Charter)


            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York       10166
            (Address of Principal Executive Offices)  (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
      ----


        X   on February 1, 2001 pursuant to paragraph (b)
      ----


            60 days after filing pursuant to paragraph (a)(1)
      ----
            on     (date)      pursuant to paragraph (a)(1)
               ---------------
      ----
            75 days after filing pursuant to paragraph (a)(2)
      ----
            on     (date)      pursuant to paragraph (a)(2) of Rule 485
               ---------------
      ----

If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ----

Dreyfus
Institutional
Short Term
Treasury Fund

Investing for current income with
minimum fluctuation of principal


PROSPECTUS February 1, 2001


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.







The Fund

                                  Dreyfus Institutional Short Term Treasury Fund
                                   ---------------------------------------------
                                     Ticker Symbols  INSTITUTIONAL SHARES: DRIAX
                                                          INVESTOR SHARES: DRIBX

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          1

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4


Investor Account Information


--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   6

Services for Fund Investors                                               7

Instructions for Accounts                                                 8

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

THE FUND IS DESIGNED FOR INSTITUTIONAL INVESTORS. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SEE "ACCOUNT POLICIES" FOR MORE INFORMATION



GOAL/APPROACH

The fund seeks a high level of current income with minimum fluctuation of principal. To pursue this goal, the fund purchases only U.S. Treasury securities, and may enter into repurchase agreements collateralized by such securities. To help minimize fluctuations of principal, the fund will limit the remaining maturities of the Treasury securities it purchases to three years or less and its repurchase agreements to those that mature the next business day; the dollar-weighted average maturity of its portfolio is not expected to exceed two years.

The fund is intended for investors who are seeking a high level of current income from their investments. Because of potential fluctuations in the fund's share price, the fund may be inappropriate for short-term investors who require maximum stability of principal.



Concepts to understand

U.S. TREASURY SECURITIES: negotiable debt obligations of the U.S. government, secured by its full faith and credit and issued at various interest rates and maturities. The income from U.S. Treasury securities is exempt from state and local, but not federal, taxes.

REPURCHASE AGREEMENT: agreement between a seller and the fund as buyer whereby the seller agrees to repurchase a security at an agreed upon time and price. Dividends and distributions attributable to interest from repurchase agreements may be subject to state and local taxes.

AVERAGE WEIGHTED MATURITY: the length of time, in days or years, until the securities held by the fund, on average, will mature, or be redeemed by the issuer. The average maturity is weighted according to the dollar amounts invested by the fund in the various securities. In general, the longer a fund's average weighted maturity, the more its share price will fluctuate in response to changing interest rates.






MAIN RISKS

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the fund's share price. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Neither the market value of such securities nor the fund's share price is guaranteed. Although the fund seeks to maintain minimum fluctuation of principal value, it is possible to lose money by investing in the fund.



Other potential risks

Repurchase agreements involve the risk of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities.

The fund also may enter into reverse repurchase agreements that are subject to interest costs which may not be recovered by appreciation of the securities purchased.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the fund to risk of loss if the institution breaches its agreement with the fund.


The fund, at times, may also engage in short-term trading, which could increase the fund's transaction costs and taxable distributions, lowering its after-tax performance accordingly.

The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.




PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table compares the performance of each of the fund's share classes over time to that of the Merrill Lynch Governments, U.S. Treasury, Short-Term Index, an unmanaged performance benchmark for Treasury securities with maturities of 1-3 years and par amounts outstanding of $1 billion or more. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

INSTITUTIONAL SHARES



                        3.57    10.00   4.94    6.28    6.90   2.88    7.36
91      92      93      94      95      96      97      98     99      00



BEST QUARTER:                    Q2 '95                      +3.31%

WORST QUARTER:                   Q1 '94                      +0.25%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/00


                                                                                                                  Since
                                                                                                                inception
                                                     1 Year                        5 Years                     (10/29/93)
------------------------------------------------------------------------------------------------------------------------------------


INSTITUTIONAL SHARES                                  7.36%                          5.66%                         5.87%

INVESTOR SHARES                                       7.09%                          5.40%                         5.68%

MERRILL LYNCH
GOVERNMENTS,
U.S. TREASURY,
SHORT-TERM INDEX                                      7.99%                          5.92%                         5.76%*




* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 10/31/93 IS USED AS THE BEGINNING VALUE ON 10/29/93.



What this fund is -- and isn't


This fund is a mutual fund: a pooled investment that is professionally managed and gives investors the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Investors could lose money in this fund, but they also have the potential to make money.


The Fund       1






<PAGE 1>

EXPENSES

Fund investors pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the fund's share price.

Fee table

                                           Institutional       Investor
                                              shares            shares
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                0.20              0.20

Rule 12b-1 fee (distribution and service)      NONE              0.25

Other expenses                                 NONE              NONE
--------------------------------------------------------------------------------

TOTAL                                          0.20              0.45

Expense example

                                                 Institutional       Investor
                                                    shares            shares
--------------------------------------------------------------------------------

1 Year                                                $20              $46

3 Years                                               $64             $144

5 Years                                              $113             $252

10 Years                                             $255             $567

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether the investors sold their shares at the end of the period or kept them. Because actual returns and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: a fee paid to the fund's distributor for distributing Investor shares, and to Dreyfus and its affiliates for advertising and marketing related to Investor shares and for providing services related to the maintenance of shareholder accounts. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of an investment in Investor shares and may cost an investor more than paying other types of sales charges.

OTHER EXPENSES: Dreyfus has agreed to pay certain expenses other than the management fee and, with respect to Investor shares, Rule 12b-1 fees. This understanding is voluntary and may be terminated at any time upon at least 90 days' prior notice to investors, but Dreyfus has committed to do so at least through September 30, 2001.


2





<PAGE 2>

MANAGEMENT


The fund's investment adviser is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Founded in 1947, Dreyfus manages more than $150 billion in over 190 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $530 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.





The fund's primary portfolio manager is Gerald E. Thunelius. He has held that position since June 1994 and has been employed by Dreyfus since May 1989.


The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.





The Fund       3



<PAGE 3>

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much an investment in the fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.



                                                                                           YEAR ENDED SEPTEMBER 30,
 INSTITUTIONAL SHARES                                                          2000       1999       1998     1997(1)     1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.96       2.01      1.98       1.98       1.99

 Investment operations:  Investment income -- net                                 .11        .11       .12        .12        .13

                         Net realized and unrealized gain (loss)
                         on investments                                            --      (.05)       .03         --      (.01)

 Total from investment operations                                                 .11        .06       .15        .12        .12

 Distributions:          Dividends from investment income -- net                (.11)      (.11)     (.12)      (.12)      (.13)

 Net asset value, end of period                                                  1.96       1.96      2.01       1.98       1.98

 Total return (%)                                                                5.68       2.92      7.56       6.23       6.03
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .20        .20       .20        .20        .20

 Ratio of net investment income to average net assets (%)                        5.55       5.39      5.81       6.04       6.40

 Portfolio turnover rate (%)                                                   871.42     823.06    756.50     952.81     694.24
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         15,881     31,860    65,163    118,102    170,290

(1)  EFFECTIVE FEBRUARY 2, 1997, CLASS A SHARES WERE REDESIGNATED AS INSTITUTIONAL SHARES.


                                                                                          YEAR ENDED SEPTEMBER 30,

 INVESTOR SHARES                                                               2000       1999       1998     1997(1)     1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.97       2.02      1.99       1.99       2.00

 Investment operations:  Investment income -- net                                 .10        .10       .11        .12        .12

                         Net realized and unrealized gain (loss)
                         on investments                                            --      (.05)       .03         --      (.01)

 Total from investment operations                                                 .10        .05       .14        .12        .11

 Distributions:          Dividends from investment income -- net                (.10)      (.10)     (.11)      (.12)      (.12)

 Net asset value, end of period                                                  1.97       1.97      2.02       1.99       1.99

 Total return (%)                                                                5.42       2.68      7.30       5.97       5.76
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .45        .45       .45        .45        .45

 Ratio of net investment income to average net assets (%)                        5.30       5.16      5.57       5.83       6.13

 Portfolio turnover rate (%)                                                   871.42     823.06    756.50     952.81     694.24
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                          4,722     14,643    10,296     35,296     24,490

(1)  EFFECTIVE FEBRUARY 2, 1997, CLASS B SHARES WERE REDESIGNATED AS INVESTOR SHARES.


4



<PAGE 4>

Investor Account Information

ACCOUNT POLICIES

THE FUND OFFERS TWO CLASSES OF SHARES --Institutional shares and Investor shares.

THE FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity.
Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services.


INSTITUTIONAL SHARES AND INVESTOR SHARES are identical, except as to the services offered to, and the expenses borne by, each class. Holders of Investor shares, for example, will receive certain account maintenance services that are not provided to holders of Institutional shares. These services are provided pursuant to a Service Plan and generally include the provision of a consolidated statement and checkwriting privileges. Under the Service Plan, the fund pays distribution and service fees at the annual rate of 0.25% of the average daily net assets attributable to Investor shares.



Buying shares


FUND SHARES ARE SOLD AT NET ASSET VALUE per share (NAV), which generally is calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase orders will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued generally by using available market quotations or by one or more pricing services approved by the fund's board.


INVESTORS WILL NEED TO CHOOSE a share class before making an initial investment.
All investments must be in U.S. dollars. Third-party checks cannot be accepted.
An investor may be charged a fee for any check that does not clear.
--------------------------------------------------------------------------------

Minimum investments

                                     Initial                Additional
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES               $10,000,000*               NONE

INVESTOR SHARES                    $10,000,000*               NONE

*The minimum initial investment is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among the fund and the Dreyfus
Cash Management Funds listed below; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds identified below.




The Dreyfus Cash Management Funds include:

*  Dreyfus Cash Management

*  Dreyfus Cash Management Plus, Inc.

*  Dreyfus Government Cash Management

*  Dreyfus Government Prime Cash Management

*  Dreyfus New York Municipal Cash Management

*  Dreyfus Municipal Cash Management Plus

*  Dreyfus Tax Exempt Cash Management

*  Dreyfus Treasury Cash Management

*  Dreyfus Treasury Prime Cash Management

Investor Account Information      5






ACCOUNT POLICIES (CONTINUED)


Selling shares

INVESTORS MAY SELL (REDEEM) THEIR SHARES at any time. An investor's shares will be sold at the next NAV calculated after the investor's order is accepted by the fund's transfer agent or other authorized entity. Any share certificates representing fund shares being sold must be returned with the redemption request. An investor's order will be processed promptly and the investor generally will receive the proceeds within a week.

IF AN INVESTOR'S ORDER IS RECEIVED in proper form by Dreyfus Institutional
Services Division, or other authorized entity, by 4:00 p.m. Eastern time, the shares will receive the dividend declared on that day, and the proceeds of the sale ordinarily will be transmitted in federal funds on the next business day.

General policies

UNLESS THE INVESTOR declines telephone privileges, the investor may be responsible for any fraudulent telephone orders as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions or during unusual market conditions)

The fund also may make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net capital gains it has realized once a year. Distributions will be reinvested in fund shares unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

EACH SHARE CLASS will generate a different dividend because each has different expenses.


FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless the fund shares are held in a tax-advantaged account).  The tax status of any distribution is the same regardless of how long an investor has been in the fund and whether the investor reinvests distributions or takes them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 8%/10%                18%/20%



Dividends attributable to interest from direct obligations of the United States currently are not subject to state personal income tax. Dividends attributable to interest from the entry into repurchase agreements may be subject to state tax.


6




<PAGE 6>

Because each investor's tax situation is unique, each investor should consult his or her tax professional about federal, state and local tax consequences.



Taxes on transactions


Except between tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table at left also may be a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 28% tax rate bracket, purchased after December 31, 2000.





SERVICES FOR FUND INVESTORS

Exchange privilege


INVESTORS MAY PURCHASE, IN EXCHANGE for Institutional shares or Investor shares of the fund, shares of the same class of the Dreyfus Cash Management Funds listed under "Account Policies" in this prospectus. These funds have different investment objectives that may be of interest to investors. Investors should read the current prospectus for any fund into which they are exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.


Dreyfus Auto-Exchange privilege


DREYFUS AUTO-EXCHANGE PRIVILEGE ENABLES an investor to invest regularly (on a semi-monthly, quarterly or annual basis), in exchange for Institutional shares or Investor shares of the fund, in shares of the same class of the Dreyfus Cash
Management Funds listed under "Account Policies" in this prospectus, if the investor is a shareholder in such fund. There is currently no fee for this privilege.


Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.


Investor Account Information      7



<PAGE 7>

INSTRUCTIONS FOR ACCOUNTS

TO OPEN AN ACCOUNT



        By Telephone

WIRE  Transmit your investment to
The Bank of New York, with these instructions:
* ABA# 021000018
* DDA# 8900118458
* the fund name
* fund number:
Institutional shares: 721
Investor shares: 680
* the investor's tax ID or
Social Security number
* account registration
* dealer code (if applicable)
Attn: Lion System
Call us to obtain an account number.
Return a completed application.


Via Computer Facilities

Access Lion Remote System, input new
account data and retrieve account
number for your records.





TO ADD TO AN ACCOUNT


WIRE  Transmit your investment to The
Bank of New York, with these instructions
* ABA# 021000018
* DDA# 8900118458
* fund number: Institutional shares:
721 Investor shares: 680
* the fund name
* account number
* account registration
* dealer code (if applicable)
Attn: Lion System


Access Lion Remote System. Enter:
* account number
* fund number:
Institutional shares:
721 Investor shares: 680
* amount to buy

Print a report of transactions for
your records.



TO SELL SHARES


WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.



Access Lion Remote System, confirm bank
account information or select from multiple wire instructions. Enter:
* account number
* fund number:
Institutional shares: 721
Investor shares: 680
* amount to sell

Print a report of transactions for
your records.



To open an account, make subsequent investments or to sell shares, please contact your Dreyfus Sales Representative or 1-800-346-3621. In New York, call
1-718-895-1650. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local access dial up network or use their Internet access with a digital certificate for 128-bit encryption security.

PLEASE CALL A DREYFUS REPRESENTATIVE AT 1-800-221-1295

or access our Internet site at WWW.LIONSALES.COM for more information.



Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another.
Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers.

8







<PAGE 8>

[This page intentionally left blank.]






For More Information

Dreyfus Institutional Short Term Treasury Fund
--------------------------------------
SEC file number:  811-7097


More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).




To obtain information:

BY TELEPHONE
Call your financial representative or 1-888-454-6642

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:


SEC
http://www.sec.gov

DREYFUS
http://www.dreyfus.com


You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call
1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2001 Dreyfus Service Corporation
721P0201


------------------------------------------------------------------------------


                DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
                   INSTITUTIONAL SHARES AND INVESTOR SHARES
                       STATEMENT OF ADDITIONAL INFORMATION
                                FEBRUARY 1, 2001


------------------------------------------------------------------------------



     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Institutional Short Term Treasury Fund (the "Fund"), dated February 1,
2001,  as it may be  revised  from time to time.  To obtain a copy of the Fund's
Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard,  Uniondale,
New York 11556-0144, or, in the case of institutional investors, call one of the following numbers:


            In New York City--Call 1-718-895-1605
            Outside New York State--Call Toll Free 1-800-346-3621

     Individuals or entities for whom institutions may purchase or redeem Fund shares may write to the Fund at the above address or call toll free
1-800-554-4611 to obtain a copy of the Fund's Prospectus.

     The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


                                TABLE OF CONTENTS

                                                                            Page


Description of the Fund................................................ B-2
Management of the Fund................................................. B-5
Management Arrangements................................................ B-9
How to Buy Shares...................................................... B-12
Service Plan........................................................... B-13
Shareholder Services Plan.............................................. B-14
How to Redeem Shares................................................... B-15
Shareholder Services................................................... B-16
Determination of Net Asset Value....................................... B-17
Dividends, Distributions and Taxes..................................... B-17
Portfolio Transactions................................................. B-18
Performance Information................................................ B-18
Information About the Fund............................................. B-20
Counsel and Independent Auditors....................................... B-20



                             DESCRIPTION OF THE FUND


     The Fund is a Massachusetts business trust that commenced operations on October 29, 1993. The Fund is an open-end management investment company, known as a mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities (other than U.S. Government securities) of any single issuer.


     The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.


     Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.


Certain Portfolio Securities


     The following information supplements and should be read in conjunction with the Fund's Prospectus.


     U.S. Treasury Securities. U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years;
and Treasury Bonds generally have initial maturities greater than ten years.

     Repurchase Agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price. The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund intends to enter into only repurchase agreements with maturities not exceeding the next business day.
Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
The Fund may enter into repurchase agreements with certain banks or non-bank dealers.

Investment Techniques

     The following information supplements and should be read in conjunction with the Fund's Prospectus.

     Lending Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     Borrowing Money. The Fund is permitted to borrow to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. The Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments. In addition, the Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.

     Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

     When-Issued Securities. U.S. Treasury securities purchased by the Fund frequently are offered on a when-issued basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of commitment to purchase. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a when-issued basis prior to its stated delivery date.

Investment Restrictions

     The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 8 as fundamental policies. Investment restrictions numbered 9 through 12 are not fundamental policies and may be changed by a vote of a majority of the Fund's Board members at any time. The
Fund may not:

     1. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     2. Purchase, hold or deal in real estate, real estate limited partnership interests, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.

     3. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's
Board.

     5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     6. Invest more than 25% of its assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment
Restrictions Nos. 1, 3 and 9 may be deemed to give rise to a senior security.

     8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices.

     9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices.

     10. Purchase, sell or write puts, calls or combinations thereof.

     11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

     12. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


                             MANAGEMENT OF THE FUND

     The Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. These companies are as follows:



      The Dreyfus Corporation.....................Investment Adviser
      Dreyfus Service Corporation.................Distributor
      Dreyfus Transfer, Inc.......................Transfer Agent
      Mellon Bank, N.A............................Custodian


     Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Fund


JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995,  Chairman of the
     Board of  various  funds  in the  Dreyfus  Family  of  Funds.  He also is a
     director  of  The  Muscular  Dystrophy  Association,   HealthPlan  Services
     Corporation,  a provider of marketing,  administrative  and risk management services to health and other  benefit  programs,  Caryle  Industries,  Inc.
     (formerly,  Belding  Heminway,  Inc.), a button  packager and  distributor,
     Century  Business  Services,   Inc.,  a  provider  of  various  outsourcing
     functions  for small and  medium  sized  companies,  The  Newark  Group,  a privately  held  company  providing  a national  network of paper  recovery
     facilities,   paperboard  mills  and  paperboard   converting  plants,  and
     QuikCAT.com,  Inc., a private  company  engaged in the  development of high speed  movement,  routing,  storage and  encryption  of data across  cable, wireless  and all other modes of data  transport.  For more than five years prior to January 1995, he was President, a director and, until August 1994,
     Chief  Operating  Officer of the Manager and Executive Vice President and a
     director of the  Distributor.  From August 1994 until December 31, 1994, he was a director of Mellon Financial Corporation.  He is 57 years old and his address is 200 Park Avenue, New York, New York 10166.

LUCY WILSON  BENSON,   Board  Member.   President  of  Benson  and   Associates,
     consultants to business and  government.  Mrs.  Benson is a director of The
     International  Executive  Services Corps.  She is also Vice Chairman of the
     Citizens  Network for Foreign  Affairs and of the  Atlantic  Council of the
     U.S. and a member of the Council on Foreign Relations.  Mrs. Benson is also a member of the Town Meeting, Town of Amherst, Massachusetts.  From 1987 to
     2000, Mrs. Benson was a director of COMSAT Corporation and was a Trustee of the Alfred P. Sloan Foundation from 1975 to 1977 and from 1981 to 2000. She was also a member of the Board of Trustees of  Lafayette  College from 1985 to 2000 for which she served as Vice Chairman of the Board of Trustees from
     1990 to 2000.  From 1980 to 1994, Mrs. Benson was a director of The Grumman
     Corporation;  from  1990  to  1998,  she  was  a  director  of  General  RE
     Corporation;  and  from  1987 to  1999,  she was a  director  of  Logistics
     Management  Institute.  Mrs.  Benson  served  as a  consultant  to the U.S.
     Department of State and to SRI  International  from 1980 to 1981. From 1977 to 1980, she was Under Secretary of State of Security  Assistance,  Science
     and  Technology.  She is 73 years old and her address is 46 Sunset  Avenue,
     Amherst, Massachusetts 01002.

DAVID W. BURKE,  Board  Member.  Board  member of various  funds in the  Dreyfus
     Family of Funds. Chairman of the Broadcasting Board of Governors, an independent board within the United States Information Agency, from August
     1994 to November  1998.  From August 1994 to December 1994, Mr. Burke was a
     Consultant to the Manager, and from October 1990 to August 1994, he was Vice President and Chief Administrative Officer of the Manager. From 1977 to 1990, Mr. Burke was involved in the management of national television news, as Vice President and Executive Vice President of ABC News, and subsequently as President of CBS News. He is 64 years old and his address is Box 654, Eastham, Massachusetts 02642.

MARTIN D. FIFE,  Board  Member.  Chairman of the Board of Magar Inc.,  a company specializing in financial products and developing early stage companies. In addition,  Mr. Fife is Chairman of the Board and Chief Executive Officer of
     Skysat   Communications   Network   Corporation,   a   company   developing
     telecommunications  systems.  Mr. Fife also serves on the boards of various other  companies.  He is 73 years old and his  address is 25  Central  Park
     West, New York, New York 10023.

WHITNEY I.  GERARD,  Board  Member.  Partner  of the New  York  City law firm of
     Chadbourne  &  Parke  LLP.  He  is 66  years  old  and  his  address  is 30
     Rockefeller Plaza, New York, New York 10112.






ARTHUR A. HARTMAN,  Board Member.  Senior  consultant  with APCO Associates Inc.
     From 1981 to 1987,  he was United  States  Ambassador  to the former Soviet
     Union. He sits on the Boards of Ford Meter Box Corporation and is a member of the advisory councils of several other companies, research institutes and foundations. Ambassador Hartman is Chairman of First NIS Regional Fund
     (ING/Barings Management) and New Russia Fund. He is a former President of the Harvard Board of Overseers. He is 74 years old and his address is 2738
     McKinley Street, N.W., Washington, D.C. 20015.

GEORGE L. PERRY,  Board Member.  An economist and Senior Fellow at the Brookings
     Institution since 1969. He is co-director of the Brookings panel on Economic Activity and editor of its journal, The Brookings Papers. He is also a director of the State Farm Mutual Automobile Association and State
     Farm Life  Insurance  Company.  He is 67 years old and his  address is 1775
     Massachusetts Avenue, N.W., Washington, D.C. 20036.

PAUL D.  WOLFOWITZ,  Board Member.  Dean of The Paul H. Nitze School of Advanced
     International Studies at John Hopkins University. From 1989 to 1993, he was
     Under  Secretary of Defense for Policy.  From 1986 to 1989, he was the U.S.
     Ambassador to the Republic of Indonesia. From 1982 to 1986, he was Assistant Secretary of State for East Asian and Pacific Affairs of the
     Department of State. He is also a director of Hasbro, Inc. He is 57 years old and his address is 1740 Massachusetts Avenue, N.W., Washington, D.C.
     20036.


     The Fund has a standing nominating committee comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board.


     The Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended September 30, 2000, and by all funds in the Dreyfus Family of Funds for which such person is a Board member
(the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation*) for the year ended December 31, 2000, were as follows:

                                                   Total Compensation
                           Aggregate               From Fund and
Name of Board              Compensation            Fund Complex
Member**                   From Fund***            Paid to Board Member
-------------------        --------------          --------------------

Joseph S. DiMartino        $2,713                  $ 805,537 (189)

Lucy Wilson Benson         $2,170                  $  107,283 (29)

David W. Burke             $2,170                  $ 254,289 (62)

Martin D. Fife             $2,170                  $  67,577 (14)

Whitney I. Gerard          $2,170                  $  67,577 (14)

Arthur A. Hartman          $2,170                  $  67,577 (14)

George L. Perry            $1,920                  $  67,577 (14)

Paul D. Wolfowitz          $2,170                  $  47,098 (13)
---------------------


* Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves.

**    Robert R. Glauber resigned as a Board member effective October 2, 2000.
      The aggregate compensation he received from the Fund for the fiscal year ended September 30, 2000 amounted to $1,920. The total compensation by all funds in the Dreyfus Family of Funds for which Mr. Glauber was a Board member for the year ended December 31, 2000 amounted to $79,010 for 41 separate portfolios.

*** Amount does not include reimbursed expenses for attending Board meetings, which amounted to $10,337 for all Board members as a group.



Officers of the Fund


STEPHEN  E.  CANTER,  President.   President,  Chief  Operating  Officer,  Chief
     Investment  Officer and a director of the Manager,  and an officer of other investment  companies managed by the Manager. Mr. Canter also is a Director or and  Executive  Committee  Member  of the  other  investment  management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 55 years old.

CHARLES CARDONA,  Executive  Vice  President.  Executive  Vice  President of the
     Distributor, President of Dreyfus Institutional Services Division, a division of the Distributor, and an officer of other investment companies managed by the Manager. He is 45 years old.

MARK N. JACOBS, Vice President. Vice President, Secretary and General Counsel of the Manager, and an officer of other investment companies managed by the Manager. He is 54 years old.

JOSEPH CONNOLLY, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies managed by the Manager. He is 43 years old.

MICHAEL A. ROSENBERG, Secretary. Associate General Counsel of the Manager, and an officer of other investment companies managed by the Manager. He is 40 years old.

STEVEN F. NEWMAN,  Assistant Secretary.  Associate General Counsel and Assistant
     Secretary of the Manager, and an officer of other investment companies managed by the Manager. He is 51 years old.

ROBERT R.  MULLERY,  Assistant  Secretary.  Assistant  General  Counsel  of  the
     Manager, and an officer of other investment companies managed by the Manager. He is 49 years old.

WILLIAM MCDOWELL, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of the Manager, and an officer of other investment companies managed by the Manager. He is 42 years old.

      The address of each officer of the Fund is 200 Park Avenue, New York, New
York 10166.

      The Fund's Board members and officers, as a group, owned less than 1% of the Fund's outstanding shares on January 12, 2001.

      The following persons are known by the Fund to own of record 5% or more of the Fund's outstanding shares on January 12, 2001:

Institutional Shares -McWood & Co., First Citizens Bank and Trust, P.O. Box
29522, Raleigh, NC 27626-0522 - 42.6490%; AI Leasing II Inc., 198 Van Buren St.,
Ste 300, Herndon, VA 20170-5338 - 18.3460%;  Suntrust Equitable Securities,  303
Peachtree St., NE, FL 3907, Atlanta, GA 30308-3201 - 5.5561%.

Investor Shares -The Community Foundation for Greater Atlanta/NC,  The Hurt
Building,  Ste. 449, Atlanta, GA 30303 - 19.2219%;  Lynspen & Co, PO Box 830804,
Birmingham,  AL 32583-0804 - 17.3586%; City of Naples, 735 8th St. S, Naples, FL
34102-6703 - 14.1458%.



                             MANAGEMENT ARRANGEMENTS


     Investment  Adviser.  The Manager is a  wholly-owned  subsidiary  of Mellon
Bank, N.A., which is a wholly-owned  subsidiary of Mellon Financial  Corporation
("Mellon"). Mellon is a global multibank financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding
Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.
Mellon is among the twenty largest bank holding companies in the United States based on total assets.

     The  Manager  provides  management  services  pursuant  to  the  Management
Agreement (the "Agreement") between the Fund and the Manager. The Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority
(as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's outstanding voting securities, or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The  following  persons  are  officers  and/or  directors  of the  Manager:
Christopher  M.  Condron,  Chairman  of the Board and Chief  Executive  Officer;
Stephen E. Canter, President,  Chief Operating Officer, Chief Investment Officer
and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman
and a director; Thomas F. Eggers, Vice  Chairman--Institutional  and a director;
Ronald P. O'Hanley III, Vice Chairman;  William T. Sandalls, Jr., Executive Vice
President; Stephen R. Byers, Senior Vice President; Patrice M. Kozlowski, Senior
Vice  President--Corporate  Communications;  Mark  N.  Jacobs,  Vice  President,
General  Counsel  and  Secretary;   Diane  P.  Durnin,  Vice  President--Product
Development;  Mary Beth Leibig, Vice President--Human  Resources;  Ray Van Cott,
Vice President--Information  Systems; Theodore A. Schachar, Vice President--Tax;
Wendy Strutt,  Vice President;  William H. Maresca,  Controller;  James Bitetto,
Assistant  Secretary;  Steven F.  Newman,  Assistant  Secretary;  and Mandell L.
Berman, Burton C. Borgelt, Steven G. Elliot, Martin G. McGuinn,  Richard W. Sabo
and Richard F. Syron, directors.


     The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board.
The Manager is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities. The Fund's portfolio managers are Michael Hoeh, Roger
King, John Koerber, and Gerald Thunelius. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

     The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services.
The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


      The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics, and are also subject to the oversight of Mellon's
Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund's they manage or for which they otherwise provide investment advice.

     As compensation for the Manager's services to the Fund, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.20% of the value of the Fund's average daily net assets. The management fees paid to the Manager for the fiscal years ended September 30, 1998, 1999 and 2000 amounted to $253,710, $129,405 and $72,636, respectively.


     Unless the Manager gives the Fund's investors at least 90 days' notice to the contrary, the Manager, and not the Fund, will be liable for Fund expenses
(exclusive of taxes, brokerage, interest on borrowings, commitment fees and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of 0.20% of the Fund's average daily net assets and (ii) as to Investor
Shares only, payments made pursuant to the Fund's Service Plan at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Investor Shares. See "Service Plan."

     In addition, the Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage fees, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.


     Distributor. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.


     The Distributor may pay dealers a fee based on the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plan or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1% of the amount invested through such dealers. The
Distributor, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

     Transfer and Dividend  Disbursing  Agent and Custodian.  Dreyfus  Transfer,
Inc. (the "Transfer Agent"), a wholly-owned  subsidiary of the Manager, P.O. Box
9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer
Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     Mellon Bank, N.A. (the  "Custodian"),  One Mellon Bank Center,  Pittsburgh,
Pennsylvania 15258, is the Fund's custodian. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                                HOW TO BUY SHARES

     The Fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals.
Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Fund shares have agreed to transmit copies of the Fund's Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the shares were purchased, to the extent required by law.

     The minimum initial investment is $10,000,000, unless: (a) the investor has invested at least  $10,000,000  in the  aggregate  among the Fund,  Dreyfus Cash
Management,   Dreyfus  Cash  Management  Plus,  Inc.,  Dreyfus  Government  Cash
Management,  Dreyfus  Government Prime Cash Management,  Dreyfus  Municipal Cash
Management Plus, Dreyfus New York Municipal Cash Management,  Dreyfus Tax Exempt
Cash  Management,  Dreyfus  Treasury Cash Management and Dreyfus  Treasury Prime
Cash   Management;   or  (b)  the  investor  has,  in  the  opinion  of  Dreyfus
Institutional  Services  Division,  adequate intent and availability of funds to reach a future level of investment  of  $10,000,000  among the funds  identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account  Application.  Share  certificates are issued only upon the investor's  written request.  No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

     Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.

     Fund shares may be purchased by wire, by telephone or through compatible computer facilities. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. For instructions concerning purchases and to determine whether their computer facilities are compatible with the Fund's, investors should call Dreyfus Institutional Services Division at one of the telephone numbers listed on the cover.

     Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal
Reserve  System.  Checks  drawn on banks  which are not  members of the  Federal
Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.


     The  Fund's  net asset  value per  share is  determined  as of the close of trading  on the  floor of the New York  Stock  Exchange  (currently  4:00  p.m.,
Eastern  time),  on each  day  that  the New  York  Stock  Exchange  is open for business.  Net asset value per share of each Class is  computed by dividing  the value of the Fund's net assets represented by such Class (i.e., the value of its
assets  less   liabilities)  by  the  total  number  of  shares  of  such  Class outstanding.  For  information  regarding  the  methods  employed in valuing the
Fund's investments, see "Determination of Net Asset Value."



                                  SERVICE PLAN
                             (Investor Shares Only)


     The Fund's Investor Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Service Plan, the Fund pays the
Distributor  for  distributing  Investor  Shares,  for advertising and marketing
Investor Shares and for providing certain services relating to Investor Shares shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts ("Servicing"), at an aggregate annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Investor Shares. The Distributor may pay one or more Service Agents a fee in respect of the Fund's Investor Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. Generally, Service Agents will provide holders of Investor
Shares a consolidated statement and checkwriting privileges. The fee payable for Servicing is intended to be a "service fee" as defined under Rule 2830 of the NASD Conduct Rules. The fees payable under the Service Plan are payable without regard to actual expenses incurred.


     A quarterly report of the amounts expended under the Service Plan, and the purposes for which such expenditures were incurred, must be made to the Board members for their review. In addition, the Service Plan provides that it may not be amended to increase materially the costs which holders of Investor Shares may bear pursuant to the Service Plan without the approval of the holders of Investor Shares and that other material amendments of the Service Plan must be approved by the Board, and by the Board members who are not "interested persons"
(as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Service Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Service Plan. The Service
Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of the holders of a majority of the Investor Shares.


     Under the Service Plan with respect to Investor Shares, for the fiscal year ended September 30, 2000, the total amount paid by the Fund was $22,699, of which $8,403, was paid to the Distributor and $14,296 was paid to Premier Mutual
Fund Services, Inc., which was the Fund's distributor until March 22, 2000, for payments made to Service Agents for distributing Investor Shares and Servicing.



                            SHAREHOLDER SERVICES PLAN
                           (Institutional Shares Only)


     The Fund's Institutional Shares are subject to a Shareholder Services Plan pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts for Institutional Shares. The Manager, and not the Fund, reimburses the Distributor for any such allocated expenses with respect to Institutional Shares pursuant to an undertaking in effect.


     A quarterly report of the amounts  expended under the Shareholder  Services
Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Shareholder Services Plan provides that material amendments of the Plan must be approved by the Fund's
Board and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder
Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The
Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan.


     For the fiscal year ended September 30, 2000, no fee was paid by the Fund under the Shareholder Services Plan pursuant to an undertaking by the Manager.



                              HOW TO REDEEM SHARES

     Redemption by Wire or Telephone. By using this procedure, the investor authorizes the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this procedure on the next business day after receipt if the Transfer Agent receives the redemption request in proper form. Such payment will be made to a bank that is a member of the Federal Reserve System.

     Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmission:

                                                Transfer Agent's
            Transmittal Code                    Answer Back Sign

            144295                              144295 TSSG PREP

     Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

     Redemption Through Compatible Computer Facilities. The Fund makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call
Dreyfus Institutional Services Division at one of the telephone numbers listed on the cover to determine whether their computer facilities are compatible and to receive instructions for redeeming shares in this manner.

     Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                              SHAREHOLDER SERVICES


     Fund  Exchanges.  An investor may purchase,  in exchange for  Institutional
Shares or Investor Shares of the Fund,  shares of the same class of Dreyfus Cash
Management,   Dreyfus  Cash  Management  Plus,  Inc.,  Dreyfus  Government  Cash
Management, Dreyfus Government Prime Cash Management, Dreyfus New York Municipal
Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash
Management,  Dreyfus  Treasury Cash  Management,  or Dreyfus Treasury Prime Cash
Management,  which have different investment objectives and policies that may be of interest to investors.


     Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. By using the Telephone Exchange
Privilege, an investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares in certificate form are not eligible for telephone exchange. No fees currently are charged investors directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission. The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors.

     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, quarterly or annual basis), in exchange for Institutional Shares or Investor Shares of the Fund, in shares of the same class of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc.,
Dreyfus Government Cash Management,  Dreyfus New York Municipal Cash Management,
Dreyfus  Municipal Cash  Management  Plus,  Dreyfus Tax Exempt Cash  Management,
Dreyfus Treasury Cash Management, or Dreyfus Treasury Prime Cash Management, if the investor is a shareholder in such fund. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, the investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares issued in certificate form are not eligible for Auto-Exchange. The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent.
The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated.


                        DETERMINATION OF NET ASSET VALUE

     Valuation of Portfolio Securities. The Fund's investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by the Board. The Service may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations. The
Service's procedures are reviewed by the Fund's officers under the general supervision of the Board. Expenses and fees, including the management fee, accrue daily and are taken into account for the purpose of determining the net asset value of the relevant Class of Fund shares.

     New York Stock Exchange  Closings.  The holidays (as observed) on which the
New York Stock Exchange is closed  currently are: New Year's Day,  Martin Luther
King Jr. Day,  Presidents'  Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


     Management believes that the Fund has qualified as a "regulated investment company" under the Code for the fiscal year ended September 30, 2000. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income
(consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.





     Any dividend or distribution paid shortly after the purchase of Fund shares may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment. Such a distribution would be a return on investment in an economic sense although taxable. In addition, the Code provides that if a shareholder holds shares of the Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.


     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.


     Investment by the Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders. For example, the Fund could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.


                             PORTFOLIO TRANSACTIONS

     Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions are paid by the Fund for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter, and the purchase price paid to, and sale price received from, market makers for the securities may reflect the spread between the bid and asked price. No brokerage commissions have been paid by the Fund to date.

     Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of the Fund or other funds advised by the Manager or its affiliates.


     Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the Manager's opinion that the receipt and study of such services should not reduce the expenses of its research department.



                             PERFORMANCE INFORMATION


     For the thirty-day period ended September 30, 2000, the Fund's current yield was 5.83% for Institutional Shares and 5.59% for Investor Shares. Current yield is computed pursuant to a formula which operates as follows: The amount of the Fund's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by the Fund during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

     For the one year period ended September 30, 2000, the Fund's average annual total return for  Institutional  Shares was 5.68%,  and for Investor  Shares was
5.42%.  For the five year period ended  September 30, 2000,  the Fund's  average annual total return for Institutional  Shares was 5.67%, and for Investor Shares
was 5.41%.  The Fund's average  annual total return from inception  (October 29,
1993) for  Institutional  Shares was 5.72%,  and for Investor  Shares was 5.54%.
Average annual total return is calculated by determining  the ending  redeemable value of an investment  purchased with a hypothetical $1,000 payment made at the
beginning  of  the  period   (assuming   the   reinvestment   of  dividends  and
distributions),  dividing  by the amount of the initial  investment,  taking the
"n"th root of the quotient  (where "n" is the number of years in the period) and subtracting 1 from the result.

     The Fund's total return for the period October 29, 1993 (commencement of operations) through September 30, 2000, was 46.96% for Institutional Shares and
45.20% for Investor Shares. Total return is calculated by subtracting the amount of the net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

     Comparative  performance  information  may be  used  from  time  to time in
advertising  or  marketing  the  Fund's  shares,   including  data  from  Lipper
Analytical Services, Inc., Morningstar, Inc., Bank Rate Monitor(TM), IBC's Money
Fund  Report(TM),  Bond Buyer's  20-Bond Index,  Moody's Bond Survey Bond Index,
Salomon Smith Barney Broad Investment Grade Index and other indexes and industry publications. From time to time, advertising materials for the Fund may refer to
or  discuss  current  or  past  business,   political,   economic  or  financial
conditions,  policies,  developments  and/or  events,  actual  or  proposed  tax legislation,  or to statistical or other information  concerning trends relating to  investment  companies,  as  compiled by  industry  associations  such as the
Investment Company Institute.  Advertising materials for the Fund also may refer to Morningstar ratings and related analyses supporting such ratings.






     From  time  to  time,   advertising  material  for  the  Fund  may  include
biographical information relating to its portfolio managers and may refer to, or include commentary by a portfolio manager relating to investment strategy, asset growth,  current or past business,  political,  economic or financial conditions and other matters of general interest to investors.

     From time to time, Fund advertising may include statistical data or general discussions  about  retirement  and investing for  retirement and the growth and development of Dreyfus  Retirement  Services (in terms of new customers,  assets
under  management,   market  share,  etc.)  and  its  presence  in  the  defined contribution plan market.

     From  time to  time,  the  Fund's  performance  may be  compared  with  the
performance  of  other   instruments,   such  as  certificates  of  deposit  and
FDIC-insured bank money market accounts.


     From time to time, advertising materials may refer to studies performed by The Dreyfus Corporation or its affiliates, such as "The Dreyfus Tax Informed
Investing  Study" or "The Dreyfus  Gender  Investment  Comparison  Study (1996 &
1997)" or other such studies.


                           INFORMATION ABOUT THE FUND

     Each Fund share has one vote and,  when  issued and paid for in  accordance with the terms of the offering,  is fully paid and  non-assessable.  Fund shares
have  no  preemptive,   subscription   or  conversion   rights  and  are  freely
transferable.

     The Fund is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts.  Under Massachusetts law, shareholders could, under certain  circumstances,  be held personally  liable for the obligations of the Fund.  However,  the Fund's  Agreement and  Declaration of Trust (the "Trust
Agreement")  disclaims shareholder liability for acts or obligations of the Fund and  requires  that  notice  of such  disclaimer  be  given  in each  agreement, obligation or instrument entered into or executed by the Fund or a Trustee.  The
Trust Agreement  provides for  indemnification  from the Fund's property for all
losses  and  expenses  of  any  shareholder  held  personally   liable  for  the
obligations of the Fund. Thus, the risk of a shareholder's  incurring  financial loss on account of shareholder  liability is limited to  circumstances  in which the Fund itself would be unable to meet its  obligations,  a  possibility  which management  believes is remote.  Upon payment of any  liability  incurred by the
Fund, the  shareholder  paying such liability will be entitled to  reimbursement from the general  assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid,  as far as  possible,  ultimate  liability  of the shareholders for liabilities of the Fund.

     Meetings of shareholders will not be held for the purpose of electing Board members unless and until such time as less than a majority of the Board members holding office have been elected by shareholders, at which time the Board members then in office will call a shareholders' meeting for the election of Board members. Under the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Fund may remove a Board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Board members are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Board member when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

     The Fund sends annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

     Stroock  &  Stroock & Lavan  LLP,  180  Maiden  Lane,  New  York,  New York
10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

     Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Fund.






                       DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND

                                 PART C. OTHER INFORMATION
                                 -------------------------


Item 23.    Exhibits
-------     ----------


     (a) Registrant's Declaration of Trust is incorporated by reference to Exhibit (1) of Pre-Effective Amendment No. 1 to the Registration
          Statement on Form N-1A, filed on October 8, 1993, and Exhibit (1)(b) of Post-Effective Amendment No. 1 to the Registration Statement on
          Form N-1A, filed on April 29, 1994.


     (b) Registrant's By-Laws is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 7 to the Registration Statement on Form
          N-1A, filed on January 31, 2000.


     (d) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 2 to the Registration Statement on Form
          N-1A, filed on January 28, 1995.

     (e)  Distribution Agreement.

     (g)  Amended and Restated Custody Agreement is incorporated by reference to
          Exhibit 8 of Pre-Effective Amendment No. 1 to the Registration
          Statement on Form N-1A, filed on October 8, 1993.

     (h) Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 3 to the Registration Statement on
          Form N-1A, filed on December 29, 1995.

     (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 1 to the
          Registration Statement on Form N-1A, filed on October 8, 1993.

     (j)  Consent of Independent Auditors.

     (m) Rule 12b-1 Plan is incorporated by reference to Exhibit (15) of Post-Effective Amendment No. 2 to the Registration Statement on Form
          N-1A, filed on January 28, 1995.

     (n) Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 7 to the Registration Statement on Form
          N-1a, filed on January 31, 2000.


     (p)  Code of Ethics.



Item 23.    Exhibits. - List (continued)
-------     -----------------------------------------------------


            Other Exhibits
            --------------

                  (a)   Powers of Attorney.

                  (b)   Certificate of Secretary.


Item 24.    Persons Controlled by or under Common Control with Registrant.
-------     --------------------------------------------------------------

            Not Applicable


Item 25.        Indemnification
-------         ---------------


               Reference is made to Article SEVENTH of the Registrant's
               Declaration of Trust incorporated by reference to Pre-Effective
               Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 8, 1993, and Exhibit (1)(b) of Post-Effective
               Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 29, 1994. The application of these provisions is limited by Article VIII of the Registrant's By-Laws, as amended, filed as Exhibit of Post-Effective Amendment No. 7 to the Registration
               Statement on Form N-1A, filed on January 31, 2000 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange
                  Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

          Reference is also made to the Distribution Agreement attached hereto as Exhibit (e).



Item 26.       Business and Other Connections of Investment Adviser.
-------        ----------------------------------------------------

               The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts.
               Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service
               Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer. Dreyfus Investment
               Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.


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ITEM 26.          Business and Other Connections of Investment Adviser (continued)
----------------------------------------------------------------------------------

                  Officers and Directors of Investment Adviser

Name and Position
With Dreyfus                       Other Businesses                      Position Held                 Dates

CHRISTOPHER M. CONDRON             Franklin Portfolio Associates,        Director                      1/97 - Present
Chairman of the Board and          LLC*
Chief Executive Officer
                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present
                                                                         President                     10/97 - 6/98
                                                                         Chairman                      10/97 - 6/98

                                   The Boston Company                    Director                      1/98 - Present
                                   Asset Management, LLC*                Chairman                      1/98 - 6/98
                                                                         President                     1/98 - 6/98

                                   The Boston Company                    President                     9/95 - 1/98
                                   Asset Management, Inc.*               Chairman                      4/95 - 1/98
                                                                         Director                      4/95 - 1/98

                                   Franklin Portfolio Holdings, Inc.*    Director                      1/97 - Present

                                   Certus Asset Advisors Corp.**         Director                      6/95 - Present

                                   Mellon Capital Management             Director                      5/95 - Present
                                   Corporation***

                                   Mellon Bond Associates, LLP+          Executive Committee           1/98 - Present
                                                                         Member

                                   Mellon Bond Associates+               Trustee                       5/95 - 1/98

                                   Mellon Equity Associates, LLP+        Executive Committee           1/98 - Present
                                                                         Member

                                   Mellon Equity Associates+             Trustee                       5/95 - 1/98

                                   Boston Safe Advisors, Inc.*           Director                      5/95 - Present
                                                                         President                     5/95 - Present

                                   Mellon Bank, N.A. +                   Director                      1/99 - Present
                                                                         Chief Operating Officer       3/98 - Present
                                                                         President                     3/98 - Present
                                                                         Vice Chairman                 11/94 - 3/98

                                   Mellon Financial Corporation+         Chief Operating Officer       1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 11/94 - 1/99

                                   Founders Asset Management,            Chairman                      12/97 - Present
                                   LLC****                               Director                      12/97 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/94 - Present
                                                                         Director                      5/93 - Present

                                   Laurel Capital Advisors, LLP+         Executive Committee           1/98 - 8/98
                                                                         Member

                                   Laurel Capital Advisors+              Trustee                       10/93 - 1/98

                                   Boston Safe Deposit and Trust         Director                      5/93 - Present
                                   Company*

                                   The Boston Company Financial          President                     6/89 - 1/97
                                   Strategies, Inc. *                    Director                      6/89 - 1/97

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

BURTON C. BORGELT                  DeVlieg Bullard, Inc.                 Director                      1/93 - Present
Director                           1 Gorham Island
                                   Westport, CT 06880

                                   Mellon Financial Corporation+         Director                      6/91 - Present

                                   Mellon Bank, N.A. +                   Director                      6/91 - Present

                                   Dentsply International, Inc.          Director                      2/81 - Present
                                   570 West College Avenue
                                   York, PA

                                   Quill Corporation                     Director                      3/93 - Present
                                   Lincolnshire, IL

STEPHEN E. CANTER                  Dreyfus Investment                    Chairman of the Board         1/97 - Present
President, Chief Operating         Advisors, Inc.++                      Director                      5/95 - Present
Officer, Chief Investment                                                President                     5/95 - Present
Officer, and Director
                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management,            Member, Board of              12/97 - Present
                                   LLC****                               Managers
                                                                         Acting Chief Executive        7/98 - 12/98
                                                                         Officer

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

THOMAS F. EGGERS                   Dreyfus Service Corporation++         Chief Executive Officer       3/00 - Present
Vice Chairman - Institutional                                            and Chairman of the
and Director                                                             Board
                                                                         Executive Vice President      4/96 - 3/00
                                                                         Director                      9/96 - Present

                                   Founders Asset Management,            Member, Board of              2/99 - Present
                                   LLC****                               Managers

                                   Dreyfus Investment Advisors, Inc.     Director                      1/00 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      3/99 - Present
                                   Massachusetts, Inc. +++

                                   Dreyfus Brokerage Services, Inc.      Director                      11/97 - 6/98
                                   401 North Maple Avenue
                                   Beverly Hills, CA.

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Senior Vice Chairman          1/99 - Present
Director                                                                 Chief Financial Officer       1/90 - Present
                                                                         Vice Chairman                 6/92 - 1/99
                                                                         Treasurer                     1/90 - 5/98

                                   Mellon Bank, N.A.+                    Senior Vice Chairman          3/98 - Present
                                                                         Vice Chairman                 6/92 - 3/98
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Collection Services Corporation       Controller                    10/90 - 2/99
                                   500 Grant Street                      Director                      9/88 - 2/99
                                   Pittsburgh, PA 15258                  Vice President                9/88 - 2/99
                                                                         Treasurer                     9/88 - 2/99

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   Dreyfus Investment                    Director                      4/97 - 12/99
Vice Chairman                      Advisors, Inc.++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      11/97 - 2/99
                                   401 North Maple Ave.                  Chief Executive Officer       11/97 - 2/98
                                   Beverly Hills, CA

                                   Dreyfus Service Corporation++         Director                      1/95 - 2/99
                                                                         President                     9/96 - 3/99

                                   Dreyfus Precious Metals, Inc.+++      Director                      3/96 - 12/98
                                                                         President                     10/96 - 12/98

                                   Dreyfus Service                       Director                      12/94 - 3/99
                                   Organization, Inc.++                  President                     1/97 -  3/99

                                   Seven Six Seven Agency, Inc. ++       Director                      1/97 - 4/99

                                   Dreyfus Insurance Agency of           Chairman                      5/97 - 3/99
                                   Massachusetts, Inc.++++               President                     5/97 - 3/99
                                                                         Director                      5/97 - 3/99

                                   The Dreyfus Trust Company+++          Chairman                      1/97 - 1/99
                                                                         President                     2/97 - 1/99
                                                                         Chief Executive Officer       2/97 - 1/99
                                                                         Director                      12/94 - Present

                                   The Dreyfus Consumer Credit           Chairman                      5/97 - 6/99
                                   Corporation++                         President                     5/97 - 6/99
                                                                         Director                      12/94 - 6/99

                                   Founders Asset Management,            Member, Board of              12/97 - 12/99
                                   LLC****                               Managers

                                   The Boston Company Advisors,          Chairman                      12/95 - 1/99
                                   Inc.                                  Chief Executive Officer       12/95 - 1/99
                                   Wilmington, DE                        President                     12/95 - 1/99

                                   The Boston Company, Inc.*             Director                      5/93 - 1/99
                                                                         President                     5/93 - 1/99

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Laurel Capital Advisors, LLP+         Chairman                      1/98 - 8/98
                                                                         Executive Committee           1/98 - 8/98
                                                                         Member
                                                                         Chief Executive Officer       1/98 - 8/98
                                                                         President                     1/98 - 8/98

                                   Laurel Capital Advisors, Inc. +       Trustee                       12/91 - 1/98
                                                                         Chairman                      9/93 - 1/98
                                                                         President and CEO             12/91 - 1/98

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

                                   Boston Safe Deposit and Trust         Director                      6/93 - 1/99
                                   Company+                              Executive Vice President      6/93 - 4/98

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 1/99

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 3/98

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

                                   Mellon Bank (DE) National             Director                      4/89 - 12/98
                                   Association
                                   Wilmington, DE

                                   Mellon Bank (MD) National             Director                      1/96 - 4/98
                                   Association
                                   Rockville, Maryland

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - Present
                                   401 North Maple Avenue
                                   Beverly Hills, CA

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, NA+                      Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   Mellon Preferred Capital              Director                      11/96 - 1/99
                                   Corporation*

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   The Boston Company Financial          President                     8/96 - 6/99
                                   Services, Inc.*                       Director                      8/96 - 6/99

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*                              President                     7/96 - 1/99

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - Present

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management,            President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

                                   Prudential Securities                 Senior Vice President         07/91 - 11/98
                                   New York, NY                          Regional Director             07/91 - 11/98

RICHARD F. SYRON                   Thermo Electron                       President                     6/99 - Present
Director                           81 Wyman Street                       Chief Executive Officer       6/99 - Present
                                   Waltham, MA 02454-9046

                                   American Stock Exchange               Chairman                      4/94 - 6/99
                                   86 Trinity Place                      Chief Executive Officer       4/94 - 6/99
                                   New York, NY 10006

RONALD P. O'HANLEY                 Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present
Vice Chairman
                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - Present
                                   Company*                              Member
                                                                         Director                      1/99 - Present

                                   The Boston Company, Inc.*             Executive Committee           1/99 - Present
                                                                         Member                        1/99 - Present
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Asset Management LTD           Executive Committee           10/98 - Present
                                   (UK)                                  Member
                                   London, England                       Director                      10/98 - Present

                                   Mellon Asset Management               Non-Resident Director         11/98 - Present
                                   (Japan) Co., LTD
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc.*           Chairman                      6/97 - Present
                                                                         Director                      2/97 - Present

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon-France Corporation+            Director                      3/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - Present

STEPHEN R. BYERS                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present
Director of Investments and
Senior Vice President
                                   Gruntal & Co., LLC                    Executive Vice President      5/97 - 11/99
                                   New York, NY                          Partner                       5/97 - 11/99
                                                                         Executive Committee           5/97 - 11/99
                                                                         Member
                                                                         Board of Directors            5/97 - 11/99
                                                                         Member
                                                                         Treasurer                     5/97 - 11/99
                                                                         Chief Financial Officer       5/97 - 6/99
PATRICE M. KOZLOWSKI               None
Senior Vice President - Corporate
Communications


MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++                      Secretary                     10/77 - 7/98
Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

                                   Dreyfus Service                       Director                      3/97 - 3/99
                                   Organization, Inc.++

WILLIAM H. MARESCA                 The Dreyfus Trust Company+++          Chief Financial Officer       3/99 - Present
Controller                                                               Treasurer                     9/98 - Present
                                                                         Director                      3/97 - Present

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                       8/00 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                     10/98 - Present

                                   Dreyfus Investment                    Treasurer                     10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   The TruePenny Corporation++           Vice President                10/98 - Present

                                   Dreyfus Precious Metals, Inc. +++     Treasurer                     10/98 - 12/98

                                   The Trotwood Corporation++            Vice President                10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President                10/98 - Present

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer       5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++                  Assistant  Treasurer          3/93 - 3/99

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++++

WILLIAM T. SANDALLS, JR.           Dreyfus Transfer, Inc.                Chairman                      2/97 - Present
Executive Vice President           One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service Corporation++         Director                      1/96 - 8/00
                                                                         Executive Vice President      2/97 - Present
                                                                         Chief Financial Officer       2/97 - 12/98

                                   Dreyfus Investment                    Director                      1/96 - Present
                                   Advisors, Inc.++                      Treasurer                     1/96 - 10/98

                                   Dreyfus-Lincoln, Inc.                 Director                      12/96 - Present
                                   4500 New Linden Hill Road             President                     1/97 - Present
                                   Wilmington, DE 19808

                                   Seven Six Seven Agency, Inc.++        Director                      1/96 - 10/98
                                                                         Treasurer                     10/96 - 10/98

                                   The Dreyfus Consumer                  Director                      1/96 - Present
                                   Credit Corp.++                        Vice President                1/96 - Present
                                                                         Treasurer                     1/97 - 10/98

                                   The Dreyfus Trust Company +++         Director                      1/96 - Present

                                   Dreyfus Service Organization,         Treasurer                     10/96 - 3/99
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/97 - 3/99
                                   Massachusetts, Inc.++++               Treasurer                     5/97 - 3/99
                                                                         Executive Vice President      5/97 - 3/99

DIANE P. DURNIN                    Dreyfus Service Corporation++         Senior Vice President -       5/95 - 3/99
Vice President - Product                                                 Marketing and Advertising
Development                                                              Division

MARY BETH LEIBIG                   None
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present
Vice President - Tax
                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Precious Metals, Inc. +++     Vice President - Tax          10/96 - 12/98

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++


WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems
                                   Computer Sciences Corporation         Vice President                1/96 - 7/98
                                   El Segundo, CA

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President                2/97 - Present
Assistant Secretary                One American Express Plaza            Director                      2/97 - Present
                                   Providence, RI 02903                  Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++                  Assistant Secretary           5/98 - 7/98





*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++     The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.



Item 27.    Principal Underwriters
--------    ----------------------

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:


1)       Dreyfus A Bonds Plus, Inc.
2)       Dreyfus Appreciation Fund, Inc.
3)       Dreyfus Balanced Fund, Inc.
4)       Dreyfus BASIC GNMA Fund
5)       Dreyfus BASIC Money Market Fund, Inc.
6)       Dreyfus BASIC Municipal Fund, Inc.
7)       Dreyfus BASIC U.S. Government Money Market Fund
8)       Dreyfus California Intermediate Municipal Bond Fund
9)       Dreyfus California Tax Exempt Bond Fund, Inc.
10)      Dreyfus California Tax Exempt Money Market Fund
11)      Dreyfus Cash Management
12)      Dreyfus Cash Management Plus, Inc.
13)      Dreyfus Connecticut Intermediate Municipal Bond Fund
14)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
15)      Dreyfus Florida Intermediate Municipal Bond Fund
16)      Dreyfus Florida Municipal Money Market Fund
17)      Dreyfus Founders Funds, Inc.
18)      The Dreyfus Fund Incorporated
19)      Dreyfus Global Bond Fund, Inc.
20)      Dreyfus Global Growth Fund
21)      Dreyfus GNMA Fund, Inc.
22)      Dreyfus Government Cash Management Funds
23)      Dreyfus Growth and Income Fund, Inc.
24)      Dreyfus Growth and Value Funds, Inc.
25)      Dreyfus Growth Opportunity Fund, Inc.
26)      Dreyfus Debt and Equity Funds
27)      Dreyfus Index Funds, Inc.
28)      Dreyfus Institutional Money Market Fund
29)      Dreyfus Institutional Preferred Money Market Fund
30)      Dreyfus Institutional Short Term Treasury Fund
31)      Dreyfus Insured Municipal Bond Fund, Inc.
32)      Dreyfus Intermediate Municipal Bond Fund, Inc.
33)      Dreyfus International Funds, Inc.
34)      Dreyfus Investment Grade Bond Funds, Inc.
35)      Dreyfus Investment Portfolios
36)      The Dreyfus/Laurel Funds, Inc.
37)      The Dreyfus/Laurel Funds Trust
38)      The Dreyfus/Laurel Tax-Free Municipal Funds
39)      Dreyfus LifeTime Portfolios, Inc.
40)      Dreyfus Liquid Assets, Inc.
41)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
42)      Dreyfus Massachusetts Municipal Money Market Fund
43)      Dreyfus Massachusetts Tax Exempt Bond Fund
44)      Dreyfus MidCap Index Fund
45)      Dreyfus Money Market Instruments, Inc.
46)      Dreyfus Municipal Bond Fund, Inc.
47)      Dreyfus Municipal Cash Management Plus
48)      Dreyfus Municipal Money Market Fund, Inc.
49)      Dreyfus New Jersey Intermediate Municipal Bond Fund
50)      Dreyfus New Jersey Municipal Bond Fund, Inc.
51)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
52)      Dreyfus New Leaders Fund, Inc.
53)      Dreyfus New York Municipal Cash Management
54)      Dreyfus New York Tax Exempt Bond Fund, Inc.
55)      Dreyfus New York Tax Exempt Intermediate Bond Fund
56)      Dreyfus New York Tax Exempt Money Market Fund
57)      Dreyfus U.S. Treasury Intermediate Term Fund
58)      Dreyfus U.S. Treasury Long Term Fund
59)      Dreyfus 100% U.S. Treasury Money Market Fund
60)      Dreyfus U.S. Treasury Short Term Fund
61)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
62)      Dreyfus Pennsylvania Municipal Money Market Fund
63)      Dreyfus Premier California Municipal Bond Fund
64)      Dreyfus Premier Equity Funds, Inc.
65)      Dreyfus Premier International Funds, Inc.
66)      Dreyfus Premier GNMA Fund
67)      Dreyfus Premier Opportunity Funds
68)      Dreyfus Premier Worldwide Growth Fund, Inc.
69)      Dreyfus Premier Municipal Bond Fund
70)      Dreyfus Premier New York Municipal Bond Fund
71)      Dreyfus Premier State Municipal Bond Fund
72)      Dreyfus Premier Value Equity Funds
73)      Dreyfus Short-Intermediate Government Fund
74)      Dreyfus Short-Intermediate Municipal Bond Fund
75)      The Dreyfus Socially Responsible Growth Fund, Inc.
76)      Dreyfus Stock Index Fund
77)      Dreyfus Tax Exempt Cash Management
78)      The Dreyfus Premier Third Century Fund, Inc.
79)      Dreyfus Treasury Cash Management
80)      Dreyfus Treasury Prime Cash Management
81)      Dreyfus Variable Investment Fund
82)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
83)      General California Municipal Bond Fund, Inc.
84)      General California Municipal Money Market Fund
85)      General Government Securities Money Market Funds, Inc.
86)      General Money Market Fund, Inc.
87)      General Municipal Bond Fund, Inc.
88)      General Municipal Money Market Funds, Inc.
89)      General New York Municipal Bond Fund, Inc.
90)      General New York Municipal Money Market Fund


(b)


                                                                                                 Positions and
Name and principal                                                                               offices with
business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------


Thomas F. Eggers *                    Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
Stephen Burke *                       Executive Vice President and Director                      None
Charles Cardona *                     Executive Vice President and Director                      Executive Vice
                                                                                                 President
Anthony DeVivio **                    Executive Vice President and Director                      None
Michael Millard **                    Executive Vice President and Director                      None
David K. Mossman **                   Executive Vice President                                   None
Jeffrey N. Nachman ***                Executive Vice President and Chief Operations Officer      None
William T. Sandalls, Jr. *            Executive Vice President                                   None
William H. Maresca *                  Chief Financial Officer and Director                       None
James Book ****                       Senior Vice President                                      None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      None
Joseph Connolly *                     Senior Vice President                                      Vice President
                                                                                                 and Treasurer
Joseph Eck +                          Senior Vice Prsident                                       None
William Glenn *                       Senior Vice President                                      None
Michael Millard **                    Director                                                   None
Bradley Skapyak *                     Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
Jeffrey Cannizzaro *                  Vice President - Compliance                                None
John Geli **                          Vice President                                             None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President - Compliance                                None
Walter T. Harris *                    Vice President                                             None
Janice Hayles *                       Vice President                                             None
Hal Marshall *                        Vice President - Compliance                                None
Paul Molloy *                         Vice President                                             None
B.J. Ralston **                       Vice President                                             None
Theodore A. Schachar *                Vice President - Tax                                       None
James Windels *                       Vice President                                             None
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None

*    Principal business address is 200 Park Avenue, New York, NY 10166.
**   Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***  Principal business address is 401 North Maple Avenue, Beverly Hills, CA 90210.
**** Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258
+    Principal business address is One Boston Place, Boston, MA 02108




Item 28.       Location of Accounts and Records
-------        --------------------------------

               1.     Mellon Bank, N.A.
                      One Mellon Bank Center
                      Pittsburgh, Pennsylvania 15258

               2.     Dreyfus Transfer, Inc.
                      P.O. Box 9671
                      Providence, Rhode Island 02940-9671

               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None





                                   SIGNATURES
                                  ------------


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 31st day of January, 2001.


                       DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND



           BY:   /s/   Stephen E. Canter*
                       -------------------------------------------
                       Stephen E. Canter, PRESIDENT



           Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        Signatures                            Title                                  Date
--------------------------             -------------------------------           ---------


/s/Stephen E. Canter*                  President (Principal Executive              1/31/01
______________________________          Officer)
Stephen E. Canter

/s/ Joseph Connolly*                   Treasurer (Principal Financial              1/31/01
______________________________          and Accounting Officer)
Joseph Connolly


/s/Joseph S. DiMartino*                Chairman of the Board                       1/31/01
------------------------------
Joseph S. DiMartino



/s/Lucy Wilson Benson*                 Trustee                                     1/31/01
------------------------------
Lucy Wilson Benson



/s/David W. Burke*                     Trustee                                     1/31/01
------------------------------
David W. Burke



/s/Martin D. Fife*                     Trustee                                     1/31/01
------------------------------
Martin D. Fife


/s/Whitney I. Gerard*                  Trustee                                     1/31/01
------------------------------
Whitney I. Gerard




/s/Arthur A. Hartman*                  Trustee                                     1/31/01
------------------------------
Arthur A. Hartman


/s/George L. Perry*                    Trustee                                     1/31/01
------------------------------
George L. Perry


/s/Paul D. Wolfowitz*                  Trustee                                     1/31/01
------------------------------
Paul D. Wolfowitz



*BY:       /s/ Robert R. Mullery
           --------------------------
           Robert R. Mullery,
           Attorney-in-Fact



DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
INDEX OF EXHIBITS






(11) Consent of Independent Auditors




                Other Exhibits


 (a)  Power of Attorney

 (b)  Certificate of Secretary

 (c)  Code of Ethics